UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     February 14, 2005
     Todd B. Hammer      Boston, Massachusetts     February 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $260,912 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVT CORP MD             COM              00253G108     8025   750000 SH       SOLE                   750000
AFC ENTERPRISES INC            COM              00104Q107     7272   306700 SH       SOLE                   306700
ALLEGHENY ENERGY INC           COM              017361106    13590   689500 SH       SOLE                   689500
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    15047   372000 SH       SOLE                   372000
CREO INC                       COM              225606102    12627   843500 SH       SOLE                   843500
DELTA FINANCIAL CORP           COM              247918105     3647   354100 SH       SOLE                   354100
DONNELLEY R R & SONS CO        COM              257867101     1412    40000 SH       SOLE                    40000
FIDELITY NATL FINL INC         COM              316326107    18793   411500 SH       SOLE                   411500
IDT CORP                       CL B             448947309     8420   543950 SH       SOLE                   543950
MASTEC INC                     COM              576323109    16090  1591500 SH       SOLE                  1591500
MCDERMOTT INTL INC             COM              580037109    19555  1065100 SH       SOLE                  1065100
MI DEVS INC                    CL A SUB VTG     55304X104    16772   555900 SH       SOLE                   555900
NEW CENTURY FINANCIAL CORP M   CALL             6435EV908    43011   673000 SH  CALL SOLE                   673000
OFFICEMAX INC DEL              COM              67622P101     7986   254500 SH       SOLE                   254500
RELIANT ENERGY INC             COM              75952B105     6825   500000 SH       SOLE                   500000
SEA CONTAINERS LTD             CL A             811371707     5391   273800 SH       SOLE                   273800
SUNTERRA CORP                  COM NEW          86787D208     9400   669500 SH       SOLE                   669500
UNITED RETAIL GROUP INC        COM              911380103     5400  1247198 SH       SOLE                  1247198
USA MOBILITY INC               COM              90341G103    23358   661500 SH       SOLE                   661500
WASHINGTON GROUP INTL INC      COM NEW          938862208    18291   443409 SH       SOLE                   443409